Operating Segments and Geographic Information, Revenues from External Customers by Country (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	$ 55,870	$ 52,708	$ 53,341
Singapore [Member]
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	11,573	10,997	12,622
China (Including Hong Kong) [Member]
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	11,197	9,890	8,299
United States [Member]
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	9,828	9,091	8,348
Taiwan [Member]
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	8,955	8,888	9,327
Japan [Member]
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	2,776	3,725	4,303
Other countries [Member]
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	11,541	10,117	10,442
Outside the U.S. [Member]
Schedule of Revenues from External Customers, By Country [Line Items]
Net revenue	$ 46,000	$ 43,600	$ 45,000